Annual Total Returns- Vanguard Russell 3000 Index Fund (ETF) [BarChart] - ETF - Vanguard Russell 3000 Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.95%	16.23%	33.34%	12.41%	0.35%	12.48%	20.95%	(5.34%)	30.93%	20.76%